Related party transactions Receivables (Payables) from Related Parties (Details) - USD ($) $ in Millions		Jun. 30, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Trading balances due from Seadrill and subsidiaries		$ 14.6	$ 62.7
Trading balances due to Seadrill and subsidiaries		(145.8)	(40.4)
Due to related parties		(324.1)	(346.5)
Seadrill and Subsidiaries
Related Party Transaction [Line Items]
Trading balances due from Seadrill and subsidiaries	[1]	12.4	56.7
Trading balances due to Seadrill and subsidiaries	[1]	(226.9)	(250.0)
Rig financing agreement with Seadrill	[2]	(148.8)	(158.8)
Vendor Financing Loan | Seadrill Limited
Related Party Transaction [Line Items]
Due to related parties	[3]	(109.5)	(109.5)
Loan Agreement | Seadrill Limited | Credit Facilities | Seadrill Limited
Related Party Transaction [Line Items]
Due to related parties	[1]	(65.8)	(78.2)
Deferred and Contingent Consideration to Related Party, Current | Seadrill Limited | Seadrill Limited
Related Party Transaction [Line Items]
Due to related parties	[4]	(61.4)	(25.8)
Deferred and Contingent Consideration to Related Party, Noncurrent | Seadrill Limited | Seadrill Limited
Related Party Transaction [Line Items]
Due to related parties	[4]	(214.2)	(111.2)
Interest Rate Swap Agreement | Seadrill Limited | Seadrill Limited
Related Party Transaction [Line Items]
Due from related parties	[5]	$ 2.2	$ 6.0

[1]	Rig financing agreements and loan agreements – See Note 12 of the Company's audited 2014 financial statements for details of the Rig Financing Agreements and Loan Agreements. Under the agreements each rig owning subsidiary makes payments of principal and interest directly to the lenders under each Rig Financing Agreement, at Seadrill’s direction and on its behalf, corresponding to payments of principal and interest due under each Rig Financing Agreement that are allocable to each rig. The loan agreement relates to the financing of the West Vencedor, which was previously classified as a Rig Financing Agreement until June 2014 when Seadrill repaid the underlying senior secured loan, and the related party agreement between the Company and Seadrill was amended to carry on this facility on the same terms. Please refer to Note 7 for further information.
[2]	Bareboat charters - In connection with the transfer of the West Aquarius operations to Canada, the West Aquarius drilling contract was assigned to Seadrill Canada Ltd., a wholly owned subsidiary of the Company, necessitating certain changes to the related party contractual arrangements relating to the West Aquarius. Seadrill China Operations Ltd, the owner of the West Aquarius and a wholly-owned subsidiary of the Company, had previously entered into a bareboat charter arrangement with Seadrill Offshore AS, a wholly-owned subsidiary of Seadrill, providing Seadrill Offshore AS with the right to use the West Aquarius. In October 2012, this bareboat charter arrangement was replaced with a new bareboat charter between Seadrill China Operations Ltd and Seadrill Offshore AS, and at the same time, Seadrill Offshore AS entered into a bareboat charter arrangement providing Seadrill Canada Ltd. with the right to use the West Aquarius in order to perform its obligations under the drilling contract described above. For the six months ended June 30, 2015 and 2014, the net effect to the Company of the bareboat charters was net income and loss of $4.6 million and, $18.5 million respectively.
[3]	$109.5 million vendor financing loan - On May 17, 2013, Seadrill Partners Operating LLC entered into a $109.5 million loan agreement with Seadrill as the lender to finance the acquisition of the T-15. The T-15 loan agreement bears interest at a rate of LIBOR plus 5% and matures in May 2016.
[4]	Deferred consideration to related party - On the acquisition of the West Vela in 2014 the Company recognized a long term deferred consideration balance of $61.7 million and a long term contingent consideration balance of $49.5 million. On the acquisition of the West Polaris in 2015 the Company recognized a seller's credit balance of $44.6 million and a long term contingent consideration balance of $95.3 million. As of June 30, 2015 the short-term portion of these balances relating to the West Vela and West Polaris are $29.8 million and $31.6 million respectively, which are presented within other related party payables on the balance sheet. During the six months ended June 30, 2015, the Company recognized accretion on the unwind of the discount of the contingent liabilities of $7.7 million.
[5]	Derivatives with Seadrill - Interest rate swaps - As of June 30, 2015, the Company was party to interest rate swap agreements with Seadrill for a combined outstanding principal amount of approximately $672.6 million at rates between 1.10% per annum and 1.93% per annum. The swap agreements mature between July 2018 and December 2020. The net loss recognized on the Company’s interest rate swaps for the period ended June 30, 2015, was $7.1 million (period ended June 30, 2014: net loss of $39.8 million).